Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Amounts due to related parties:
Amounts due to related parties		$ 210,490	$ 131,574
Huang Feng [Member]
Schedule of Related Party Balances [Line Items]
Name of related parties		Ultimate majority shareholder of the Company, CEO and Chairman of the Board
Amounts due to related parties:
Amounts due to related parties	[1]	$ 210,490	24,098
Fan Hu [Member]
Schedule of Related Party Balances [Line Items]
Name of related parties		Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie
Amounts due to related parties:
Amounts due to related parties	[1]		$ 107,476

[1]	The balances are primarily for business expenses paid on behalf of the Company.